Segments (Tables)	12 Months Ended
Jun. 30, 2018
Segment information
Schedule of segment information

SEGMENT INFORMATION

			Exploration														Net tax
			and Production				Base		Performance						Deferred tax assets		receivable/		Post-retirement		Total per statement
	Mining		International		Energy		Chemicals***		Chemicals***		Group Functions		Total		and liabilities		payable		benefit assets		of financial position

	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

Statement of financial position
Non-current assets	25 197	23 489	14 217	18 142	64 526	60 840	119 584	102 700	122 187	97 003	6 673	5 107	352 384	307 281	4 096	3 082	—	—	1 498	622	357 978	310 985
Current assets	2 547	1 986	2 339	2 579	20 657	17 094	15 186	12 940	26 863	25 026	10 363	25 791	77 955	85 416	—	—	3 302	2 538	—	—	81 257	87 954

Non-current liabilities	1 629	2 574	5 684	6 625	11 616	9 344	37 605	26 488	37 682	27 205	30 547	31 436	124 763	103 672	25 908	25 860	—	—	—	—	150 671	129 532
Current liabilities	2 801	2 440	2 371	1 271	11 462	11 030	9 090	9 821	13 377	13 646	18 537	12 062	57 638	50 270	—	—	2 318	1 903	—	—	59 956	52 173

				Exploration and Production
	Mining			International			Energy			Base Chemicals***			Performance Chemicals***			Group Functions			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Income statement
External turnover	3 446	2 946	2 360	1 610	1 750	1 706	69 110	64 254	63 818	39 517	37 794	36 424	67 738	65 147	68 526	40	516	108	181 461	172 407	172 942
Total turnover	19 797	18 962	16 975	4 198	4 084	4 211	69 773	64 772	64 341	40 091	38 414	37 795	69 766	67 227	70 906	52	516	108	203 677	193 975	194 336
Intersegmental turnover	(16 351)	(16 016)	(14 615)	(2 588)	(2 334)	(2 505)	(663)	(518)	(523)	(574)	(620)	(1 371)	(2 028)	(2 080)	(2 380)	(12)	—	—	(22 216)	(21 568)	(21 394)
Earnings before interest and tax	5 244	3 725	4 739	(3 683)	585	(11 714)	14 081	11 218	14 069	588	6 862	5 606	8 183	8 763	10 156	(6 666)	552	1 383	17 747	31 705	24 239
Earnings attributable to owners of Sasol Limited	3 336	2 266	3 000	(4 168)	47	(10 972)	8 558	6 395	9 112	1 862	5 879	4 795	7 647	7 144	7 501	(8 506)	(1 357)	(211)	8 729	20 374	13 225
Effect of remeasurement items*	34	6	31	4 241	(6)	9 963	971	1 844	1 267	4 499	(901)	1 723	116	663	55	40	10	(147)	9 901	1 616	12 892
Depreciation and amortisation	1 677	1 905	1 673	1 465	2 053	3 042	4 817	4 496	4 194	3 923	3 687	3 296	3 798	3 328	3 541	745	735	621	16 425	16 204	16 367

Statement of cash flows
Cash flow from operations	6 877	5 401	6 465	2 665	1 726	2 946	17 158	17 996	17 178	8 241	10 562	10 475	13 079	13 186	14 719	(1 382)	(2 635)	1 190	46 638	46 236	52 973
Additions to non-current assets**	3 729	2 839	3 459	2 525	2 600	8 938	6 650	6 781	6 348	19 553	23 446	28 687	20 130	23 791	25 376	797	886	940	53 384	60 343	73 748

Other disclosures
Capital commitments*	2 640	3 099	3 563	18 811	19 431	23 648	10 320	10 327	9 588	16 781	29 722	51 449	14 125	27 396	48 422	599	761	616	63 276	90 736	137 286

*           Excludes equity accounted investments

**         Includes capital accruals

***       The financial results have been restated for the transfer of the US Ethylene business from Performance Chemicals to Base Chemicals

Schedule of geographic segmentation

GEOGRAPHIC SEGMENT INFORMATION

	Mining			Exploration and Production International			Energy			Base Chemicals**			Performance Chemicals**			Group Functions			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
External turnover*	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

South Africa	—	—	—	—	—	—	65 827	60 814	60 312	19 569	17 997	18 040	3 064	3 186	3 396	—	—	—	88 460	81 997	81 748
Rest of Africa	—	—	—	341	355	379	3 282	3 438	3 502	2 076	2 716	2 429	856	821	1 179	—	34	87	6 555	7 364	7 576
Europe	2 691	2 040	1 496	985	835	861	1	2	3	6 540	5 392	4 932	33 505	29 791	32 641	—	—	—	43 722	38 060	39 933
North America	—	—	—	284	560	466	—	—	1	5 341	2 643	2 286	17 479	19 960	20 650	—	—	—	23 104	23 163	23 403
South America	—	—	—	—	—	—	—	—	—	410	307	354	1 518	1 758	2 178	—	—	—	1 928	2 065	2 532
Asia, Australasia and Middle East	755	906	864	—	—	—	—	—	—	5 581	8 739	8 383	11 316	9 631	8 482	40	482	21	17 692	19 758	17 750

Total operations	3 446	2 946	2 360	1 610	1 750	1 706	69 110	64 254	63 818	39 517	37 794	36 424	67 738	65 147	68 526	40	516	108	181 461	172 407	172 942

*	The analysis of turnover is based on the location of the customer
**	The financial results have been restated for the transfer of the US Ethylene business from Performance Chemicals to Base Chemicals

	Mining			Exploration and Production International			Energy			Base Chemicals**			Performance Chemicals**			Group Functions			Total

Earnings before interest	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
and tax*	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm

South Africa	3 796	2 775	4 232	1 008	1 307	860	13 064	12 248	12 504	(2 929)	2 723	3 626	1 263	1 516	2 627	(7 617)	(125)	899	8 585	20 444	24 748
Rest of Africa	—	—	—	(1 282)	707	506	926	(85)	2 588	350	185	261	88	121	220	553	26	20	635	954	3 595
Europe	1 131	658	321	194	(503)	(1 694)	—	(47)	47	722	642	505	3 620	3 076	2 695	345	84	479	6 012	3 910	2 353
North America	—	—	—	(3 595)	(728)	(10 922)	(1 010)	(1 756)	(753)	531	1 966	94	1 708	2 304	2 224	50	85	(18)	(2 316)	1 871	(9 375)
South America	—	—	—	—	—	—	—	—	—	61	39	40	218	221	708	—	—	—	279	260	748
Asia, Australasia and Middle East	317	292	186	(8)	(198)	(464)	1 101	858	(317)	1 853	1 307	1 080	1 286	1 525	1 682	3	482	3	4 552	4 266	2 170

Total operations	5 244	3 725	4 739	(3 683)	585	(11 714)	14 081	11 218	14 069	588	6 862	5 606	8 183	8 763	10 156	(6 666)	552	1 383	17 747	31 705	24 239

*	Includes equity accounted profits/(losses) remeasurement items and once-off share-based payment expenses

Non-current assets

	2018	2017	2016
for the year ended 30 June	Rm	Rm	Rm
South Africa	143 493	139 398	139 422
Rest of Africa	18 443	17 856	12 136
Europe	15 389	13 925	13 903
North America	165 742	125 983	100 247
South America	1	1	1
Asia, Australasia and Middle East	9 316	10 118	12 869

Total operations	352 384	307 281	278 578
Deferred tax asset	4 096	3 082	3 389
Post-retirement benefit assets	1 498	622	614

Total non-current assets	357 978	310 985	282 581